Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Detail) - GBP (£) £ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Trade and other current payables [abstract]
Trade payables		£ 7,279.2	£ 10,112.1	£ 9,945.7
Deferred income		968.7	1,024.6	1,377.3
Payments due to vendors (earnout agreements)	[1]	65.2	143.4	167.8
Liabilities in respect of put option agreements with vendors	[1]	42.9	75.7	21.4
Fair value of derivatives		2.7	1.5	4.0
Share repurchases - close period commitments	[2]		252.3
Other creditors and accruals		2,409.3	2,578.5	2,829.7
Total	[1],[3]	£ 10,768.0	£ 14,188.1	£ 14,345.9

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[2]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
[3]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.